UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  28-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $144,622 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     4499   298118 SH       SOLE                   298118
ANALOG DEVICES INC             COM              032654105     8456   444606 SH       SOLE                   444606
APPLE INC                      COM              037833100     1319    15452 SH       SOLE                    15452
BALLY TECHNOLOGIES INC         COM              05874B107     7296   303640 SH       SOLE                   303640
CBS CORP NEW                   CL B             124857202     1806   220528 SH       SOLE                   220528
DISNEY WALT CO                 COM DISNEY       254687106     4626   203900 SH       SOLE                   203900
E M C CORP MASS                COM              268648102     4382   418496 SH       SOLE                   418496
GOOGLE INC                     CL A             38259P508     3067     9968 SH       SOLE                     9968
HEWLETT PACKARD CO             COM              428236103    11520   317432 SH       SOLE                   317432
HOT TOPIC INC                  COM              441339108      464    50022 SH       SOLE                    50022
INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW    45857P301     4042   492859 SH       SOLE                   492859
INTERNATIONAL RECTIFIER CORP   COM              460254105     4695   347803 SH       SOLE                   347803
JDA SOFTWARE GROUP INC         COM              46612K108     2078   158301 SH       SOLE                   158301
KONGZHONG CORP                 SPONSORED ADR    50047P104      193    57571 SH       SOLE                    57571
MARRIOTT INTL INC NEW          CL A             571903202     5550   285354 SH       SOLE                   285354
MENS WEARHOUSE INC             COM              587118100     1400   103404 SH       SOLE                   103404
MGM MIRAGE                     COM              552953101     5662   411500 SH PUT   SOLE                   411500
MICROSTRATEGY INC              CL A NEW         594972408     1004    27028 SH       SOLE                    27028
MYR GROUP INC DEL              COM              55405W104     1533   153308 SH       SOLE                   153308
NETEASE COM INC                SPONSORED ADR    64110W102      509    23047 SH       SOLE                    23047
NORTHROP GRUMMAN CORP          COM              666807102     8107   180000 SH       SOLE                   180000
ORACLE CORP                    COM              68389X105    13218   745500 SH       SOLE                   745500
PRICELINE COM INC              COM NEW          741503403    13591   184539 SH       SOLE                   184539
RF MICRODEVICES INC            COM              749941100      715   917200 SH CALL  SOLE                   917200
SAPIENT CORP                   COM              803062108     3323   748316 SH       SOLE                   748316
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     8191   457599 SH       SOLE                   457599
TALEO CORP                     CL A             87424N104     3994   510136 SH       SOLE                   510136
TERADYNE INC                   COM              880770102     1790   424400 SH CALL  SOLE                   424400
TESSERA TECHNOLOGIES INC       COM              88164L100     1293   108836 SH       SOLE                   108836
TIME WARNER INC                COM              887317105     2417   240238 SH       SOLE                   240238
VERIGY LTD                     SHS              Y93691106      174    18056 SH       SOLE                    18056
VISHAY INTERTECHNOLOGY INC     COM              928298108      435   127288 SH       SOLE                   127288
WYNN RESORTS LTD               COM              983134107     3317    78500 SH PUT   SOLE                    78500
XEROX CORP                     COM              984121103     9551  1198328 SH       SOLE                  1198328
ZORAN CORP                     COM              98975F101      405    59298 SH       SOLE                    59298